Report Of The Directors Financial Review Risk Report - Wholesale lending: reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	$ 2,855,948
Financial assets, ending balance	2,865,200	$ 2,855,948
Assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	15,254
Gross carrying amount | Assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	15,254
Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,753,395	1,750,586
Assets derecognised (including final repayments)	(359,503)	(338,311)
Assets written off	(2,804)	(2,617)
Credit-related modifications that resulted in derecognition	(32)	(125)
Foreign exchange	(92,184)	(28,632)
Others1	(75,211)	(4,948)
Financial assets, ending balance	1,633,908	1,753,395
Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale
Increase (decrease) in financial assets [abstract]
Others1	(82,700)	(3,000)
Accumulated impairment
Increase (decrease) in financial assets [abstract]
Increase (decrease) in financial assets	800	1,700
Accumulated impairment | Assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	0
Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(11,875)	(15,391)
Net remeasurement of ECL arising from transfer of stage	(366)	595
Assets derecognised (including final repayments)	907	1,127
Changes to risk parameters – credit quality	(4,254)	(2,227)
Changes to models used for ECL calculation	(134)	(49)
Assets written off	2,804	2,612
Credit-related modifications that resulted in derecognition	9
Foreign exchange and other1	916
Foreign exchange	553	229
Others1	363	149
Financial assets, ending balance	(11,960)	(11,875)
ECL income statement change for the period	3,814	(526)
Recoveries	316	409
Others	(26)	(111)
Total ECL income statement change for the period	3,524	(824)
Increase (decrease) in financial assets	85
Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale
Increase (decrease) in financial assets [abstract]
Others1	426	123
– stage 1 | Non-credit impaired | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,577,582	1,506,451
Transfers of financial instruments	(99,022)	21,107
Assets derecognised (including final repayments)	(318,659)	(304,158)
Foreign exchange	(81,975)	(25,231)
Others1	(60,557)	(2,915)
Financial assets, ending balance	1,435,208	1,577,582
– stage 1 | Non-credit impaired | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,557)	(2,331)
Transfers of financial instruments	(798)	(1,792)
Net remeasurement of ECL arising from transfer of stage	739	1,225
Assets derecognised (including final repayments)	148	174
Changes to risk parameters – credit quality	403	1,111
Changes to models used for ECL calculation	4	(17)
Foreign exchange	59	26
Others1	64	53
Financial assets, ending balance	(1,260)	(1,557)
ECL income statement change for the period	972	2,487
Lifetime expected credit losses | Non-credit impaired | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	155,742	223,432
Transfers of financial instruments	89,052	(27,863)
Assets derecognised (including final repayments)	(37,941)	(31,393)
Foreign exchange	(8,811)	(2,918)
Others1	(13,716)	(1,882)
Financial assets, ending balance	177,363	155,742
Lifetime expected credit losses | Non-credit impaired | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(3,326)	(5,403)
Transfers of financial instruments	1,620	2,601
Net remeasurement of ECL arising from transfer of stage	(953)	(596)
Assets derecognised (including final repayments)	343	489
Changes to risk parameters – credit quality	(1,670)	(1,012)
Changes to models used for ECL calculation	(151)	(33)
Foreign exchange	170	45
Others1	161	85
Financial assets, ending balance	(3,713)	(3,326)
ECL income statement change for the period	(2,338)	(654)
Lifetime expected credit losses | Credit impaired | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	19,797	20,424
Transfers of financial instruments	9,970	6,756
Assets derecognised (including final repayments)	(2,806)	(2,750)
Assets written off	(2,794)	(2,610)
Credit-related modifications that resulted in derecognition	(32)	(125)
Foreign exchange	(1,395)	(479)
Others1	(938)	(151)
Financial assets, ending balance	21,208	19,797
Lifetime expected credit losses | Credit impaired | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(6,928)	(7,544)
Transfers of financial instruments	(822)	(809)
Net remeasurement of ECL arising from transfer of stage	(152)	(34)
Assets derecognised (including final repayments)	416	458
Changes to risk parameters – credit quality	(3,019)	(2,354)
Changes to models used for ECL calculation	13	1
Assets written off	2,794	2,605
Credit-related modifications that resulted in derecognition	9
Foreign exchange	323	157
Others1	158	16
Financial assets, ending balance	(6,949)	(6,928)
ECL income statement change for the period	(2,483)	(1,353)
Lifetime expected credit losses | – POCI | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	274	279
Assets derecognised (including final repayments)	(97)	(10)
Assets written off	(10)	(7)
Foreign exchange	(3)	(4)
Others1		0
Financial assets, ending balance	129	274
Lifetime expected credit losses | – POCI | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(64)	(113)
Assets derecognised (including final repayments)	0	6
Changes to risk parameters – credit quality	32	28
Assets written off	10	7
Foreign exchange	1	1
Others1	(20)	(5)
Financial assets, ending balance	(38)	(64)
ECL income statement change for the period	35	46
Wholesale | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,034,243	1,052,708
Net new and further lending/repayments	353,011	307,274
Assets derecognised (including final repayments)	(285,724)	(248,820)
Changes to risk parameters – further lending/repayments	(47,374)	(54,875)
Assets written off	(1,589)	(1,092)
Credit-related modifications that resulted in derecognition	(32)	(125)
Foreign exchange and other1	(78,780)
Foreign exchange		(19,062)
Others1		(1,765)
Financial assets, ending balance	973,755	1,034,243
Wholesale | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale
Increase (decrease) in financial assets [abstract]
Foreign exchange and other1	33,100
Wholesale | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(8,733)	(10,617)
Net remeasurement of ECL arising from transfer of stage	(193)	140
Net new and further lending/repayments	(279)	(342)
Assets derecognised (including final repayments)	419	370
Changes to risk parameters – further lending/repayments	489	1,228
Changes to risk parameters – credit quality	(2,838)	(760)
Changes to models used for ECL calculation	(51)	(48)
Assets written off	1,589	1,092
Credit-related modifications that resulted in derecognition	9	0
Foreign exchange and other1	527
Foreign exchange		148
Others1		56
Financial assets, ending balance	(9,061)	(8,733)
ECL income statement change for the period	(2,453)	588
Recoveries	33	54
Others	(23)	(102)
Total ECL income statement change for the period	2,443	(540)
Increase (decrease) in financial assets	328
Decrease in financial assets from volume movements	629
Wholesale | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale
Increase (decrease) in financial assets [abstract]
Foreign exchange and other1	204
Wholesale | – stage 1 | Non-credit impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
– transfers from stage 1 to stage 2	(56,714)
Wholesale | – stage 1 | Non-credit impaired | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	881,742	841,105
Transfers of financial instruments	58,188	19,285
– transfers from stage 1 to stage 2	(157,553)	(135,932)
– transfers from stage 2 to stage 1	100,839	156,346
– transfers to stage 3	(1,831)	(1,363)
Transfers out	357	234
Net new and further lending/repayments	352,985	307,150
Assets derecognised (including final repayments)	(250,014)	(221,160)
Changes to risk parameters – further lending/repayments	(34,321)	(47,766)
Foreign exchange and other1	(60,421)
Foreign exchange		(16,157)
Others1		(715)
Financial assets, ending balance	831,783	881,742
Wholesale | – stage 1 | Non-credit impaired | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees | Europe
Increase (decrease) in financial assets [abstract]
Transfers of financial instruments	20,860
Wholesale | – stage 1 | Non-credit impaired | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees | Asia
Increase (decrease) in financial assets [abstract]
Transfers of financial instruments	29,049
Wholesale | – stage 1 | Non-credit impaired | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(862)	(1,465)
Transfers of financial instruments	(299)	(638)
– transfers from stage 1 to stage 2	201	238
– transfers from stage 2 to stage 1	(482)	(875)
– transfers to stage 3	7	17
Transfers out	(25)	(18)
Net remeasurement of ECL arising from transfer of stage	241	400
Net new and further lending/repayments	(277)	(342)
Assets derecognised (including final repayments)	54	55
Changes to risk parameters – further lending/repayments	64	307
Changes to risk parameters – credit quality	321	793
Changes to models used for ECL calculation	6	(15)
Foreign exchange and other1	80
Foreign exchange		9
Others1		34
Financial assets, ending balance	(672)	(862)
ECL income statement change for the period	409	1,198
Wholesale | Lifetime expected credit losses | Non-credit impaired | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	137,541	196,662
Transfers of financial instruments	49,569	(23,361)
– transfers from stage 1 to stage 2	(157,553)	(135,932)
– transfers from stage 2 to stage 1	100,839	156,346
– transfers to stage 3	(8,100)	(3,410)
Transfers out	955	463
Assets derecognised (including final repayments)	(33,850)	(26,136)
Changes to risk parameters – further lending/repayments	(11,501)	(6,014)
Foreign exchange and other1	(16,984)
Foreign exchange		(2,560)
Others1		(1,050)
Financial assets, ending balance	124,775	137,541
Wholesale | Lifetime expected credit losses | Non-credit impaired | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(2,105)	(2,998)
Transfers of financial instruments	943	888
– transfers from stage 1 to stage 2	201	238
– transfers from stage 2 to stage 1	(482)	(875)
– transfers to stage 3	771	276
Transfers out	(109)	(25)
Net remeasurement of ECL arising from transfer of stage	(370)	(233)
Assets derecognised (including final repayments)	73	70
Changes to risk parameters – further lending/repayments	128	384
Changes to risk parameters – credit quality	(994)	(234)
Changes to models used for ECL calculation	(57)	(33)
Foreign exchange and other1	175
Foreign exchange		26
Others1		25
Financial assets, ending balance	(2,207)	(2,105)
ECL income statement change for the period	(1,220)	(46)
Wholesale | Lifetime expected credit losses | Credit impaired | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	14,686	14,662
Transfers of financial instruments	8,619	4,076
– transfers to stage 3	(9,931)	(4,773)
Transfers out	1,312	697
Assets derecognised (including final repayments)	(1,763)	(1,514)
Changes to risk parameters – further lending/repayments	(1,491)	(987)
Assets written off	(1,579)	(1,085)
Credit-related modifications that resulted in derecognition	(32)	(125)
Foreign exchange and other1	(1,372)
Foreign exchange		(341)
Others1		0
Financial assets, ending balance	17,068	14,686
Wholesale | Lifetime expected credit losses | Credit impaired | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(5,702)	(6,041)
Transfers of financial instruments	(644)	(250)
– transfers to stage 3	778	293
Transfers out	(134)	(43)
Net remeasurement of ECL arising from transfer of stage	(64)	(27)
Assets derecognised (including final repayments)	292	239
Changes to risk parameters – further lending/repayments	292	525
Changes to risk parameters – credit quality	(2,197)	(1,347)
Assets written off	1,579	1,085
Credit-related modifications that resulted in derecognition	9	0
Foreign exchange and other1	291
Foreign exchange		112
Others1		2
Financial assets, ending balance	(6,144)	(5,702)
ECL income statement change for the period	(1,677)	(610)
Wholesale | Lifetime expected credit losses | – POCI | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	274	279
Net new and further lending/repayments	26	124
Assets derecognised (including final repayments)	(97)	(10)
Changes to risk parameters – further lending/repayments	(61)	(108)
Assets written off	(10)	(7)
Foreign exchange and other1	(3)
Foreign exchange		(4)
Others1		0
Financial assets, ending balance	129	274
Wholesale | Lifetime expected credit losses | – POCI | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(64)	(113)
Net new and further lending/repayments	(2)	0
Assets derecognised (including final repayments)		6
Changes to risk parameters – further lending/repayments	5	12
Changes to risk parameters – credit quality	32	28
Assets written off	10	7
Foreign exchange and other1	(19)
Foreign exchange		1
Others1		(5)
Financial assets, ending balance	(38)	(64)
ECL income statement change for the period	$ 35	$ 46